General (Details) ₪ in Thousands, $ in Thousands			1 Months Ended				12 Months Ended
	May 15, 2015 ILS (₪) shares	May 15, 2015 USD ($) shares	Mar. 28, 2017 ILS (₪)	Jun. 24, 2015 ILS (₪) shares	Jun. 24, 2015 USD ($) shares	Mar. 31, 2005	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2017 USD ($)
General (Textual)
Date of incorporation						Jul. 21, 2003
Allocation of American Depositary Shares ("ADS") and warrants | shares	1,910,000	1,910,000
Purchase of ADSs | shares	2,038,000	2,038,000
Gross consideration of offering amount	₪ 36,607	$ 9,382		₪ 2,069	$ 530
Offering expenses | ₪	₪ 5,576
Additional ADS issued | shares				110,000	110,000
Issuance expenses | ₪				₪ 134			₪ 55,692			₪ 26,417
Loss							(34,551)	$ (9,966)	₪ (9,184)	(10,199)
Negative cash flows from operating activities							(10,050)	$ (2,899)	(9,653)	₪ (10,267)
Accumulated deficit							₪ (123,417)		₪ (88,866)		$ (35,598)
Percentage of grant			20.00%
Budget to be utilized towards the construction | ₪			₪ 20,000
Terms and conditions for receipt of the grant, description			The receipt of the Grant is subject to certain terms and conditions, including those outlined under the Israeli Encouragement of Capital Investment Law,1959. The terms and conditions include, inter alia, the following: (a) at least 24% of the investments in the planned manufacturing facility's fixed assets will be financed by additional share capital; (b) the Company will maintain its intellectual property and manufacturing facility in Israel for a period of at least 10 years.